Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

Note 20: Revenue from Contracts with Customers
Our revenue includes net interest income on financial instruments and noninterest income. Table 20.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 26 (Operating Segments).

Table 20.1: Revenue by Operating Segment

	Year ended December 31, 2020
(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Net interest income (2)	$23,378	6,191	7,501	2,993	247	(475)	39,835
Noninterest income
Deposit-related fees	2,904	1,219	1,062	27	9	—	5,221
Lending-related fees (2)	158	531	684	9	(1)	—	1,381
Brokerage fees:
Asset-based revenue (3)	—	—	—	6,992	(1)	—	6,991
Transactional revenue	—	—	17	1,504	(8)	—	1,513
Other revenue	—	—	298	574	(1)	—	871
Total brokerage fees	—	—	315	9,070	(10)	—	9,375
Trust and investment management fees:
Investment management fees	—	—	—	1,970	—	—	1,970
Trust fees	—	314	—	416	—	—	730
Other revenue	—	82	95	(3)	(2)	—	172
Total trust and investment management fees	—	396	95	2,383	(2)	—	2,872
Investment banking fees	(8)	76	1,952	14	(169)	—	1,865
Card fees:
Card interchange and network revenues (4)	2,805	170	51	3	1	—	3,030
Other card fees (2)	513	—	—	—	1	—	514
Total card fees	3,318	170	51	3	2	—	3,544
Mortgage banking (2)	3,224	—	282	(13)	—	—	3,493
Net gains (losses) from trading activities (2)	1	(4)	1,190	5	(20)	—	1,172
Net gains on debt securities (2)	6	—	—	—	867	—	873
Net gains (losses) from equity securities (2)	10	(147)	212	(94)	684	—	665
Lease income (2)	—	646	20	—	579	—	1,245
Other (2)	1,025	660	456	115	1,277	(2,734)	799
Total noninterest income	10,638	3,547	6,319	11,519	3,216	(2,734)	32,505
Total revenue	$34,016	9,738	13,820	14,512	3,463	(3,209)	72,340
Year ended December 31, 2019
Net interest income (2)	$25,786	8,184	8,005	3,917	1,950	(611)	47,231
Noninterest income
Deposit-related fees	3,582	1,175	1,029	24	9	—	5,819
Lending-related fees (2)	230	524	710	8	2	—	1,474
Brokerage fees:
Asset-based revenue (3)	—	—	—	6,777	(2)	—	6,775
Transactional revenue	—	—	26	1,534	—	—	1,560
Other revenue	—	—	266	636	—	—	902
Total brokerage fees	—	—	292	8,947	(2)	—	9,237
Trust and investment management fees:
Investment management fees (5)	—	—	—	1,988	—	—	1,988
Trust fees (5)	—	313	—	423	179	—	915
Other revenue (5)	—	75	62	(4)	2	—	135
Total trust and investment management fees	—	388	62	2,407	181	—	3,038
Investment banking fees	(5)	85	1,804	6	(93)	—	1,797
Card fees:
Card interchange and network revenues (4)	2,973	254	79	6	6	—	3,318
Other card fees (2)	699	—	—	—	(1)	—	698
Total card fees	3,672	254	79	6	5	—	4,016
Mortgage banking (2)	2,314	—	413	(12)	—	—	2,715
Net gains (losses) from trading activities (2)	2	(10)	1,022	53	(74)	—	993
Net gains (losses) on debt securities (2)	—	4	(5)	—	141	—	140
Net gains from equity securities (2)	4	115	297	272	2,155	—	2,843
Lease income (2)	—	931	22	—	661	—	1,614
Other (2)	2,306	688	498	104	2,874	(2,324)	4,146
Total noninterest income	12,105	4,154	6,223	11,815	5,859	(2,324)	37,832
Total revenue	$37,891	12,338	14,228	15,732	7,809	(2,935)	85,063
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Year ended December 31, 2018
	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Net interest income (2)	$26,985	8,748	8,345	4,317	2,259	(659)	49,995
Noninterest income
Deposit-related fees	3,431	1,219	1,057	24	10	—	5,741
Lending-related fees (2)	258	604	742	8	16	—	1,628
Brokerage fees:
Asset-based revenue (3)	—	—	1	6,899	(2)	—	6,898
Transactional revenue	—	—	70	1,618	(40)	—	1,648
Other revenue	—	—	246	646	(2)	—	890
Total brokerage fees	—	—	317	9,163	(44)	—	9,436
Trust and investment management fees:
Investment management fees (5)	—	—	—	2,079	—	—	2,079
Trust fees (5)	—	301	—	442	386	—	1,129
Other revenue (5)	—	58	54	(12)	8	—	108
Total trust and investment management fees	—	359	54	2,509	394	—	3,316
Investment banking fees	(1)	53	1,730	9	(34)	—	1,757
Card fees:
Card interchange and network revenues (4)	2,854	264	79	6	5	—	3,208
Other card fees (2)	697	—	—	—	2	—	699
Total card fees	3,551	264	79	6	7	—	3,907
Mortgage banking (2)	2,666	—	362	(11)	—	—	3,017
Net gains (losses) from trading activities (2)	6	(8)	561	57	(14)	—	602
Net gains (losses) on debt securities (2)	—	—	(3)	9	102	—	108
Net gains (losses) from equity securities (2)	5	37	277	(283)	1,479	—	1,515
Lease income (2)	—	1,025	3	—	729	—	1,757
Other (2)	3,014	779	547	61	1,368	(2,140)	3,629
Total noninterest income	12,930	4,332	5,726	11,552	4,013	(2,140)	36,413
Total revenue	$39,915	13,080	14,071	15,869	6,272	(2,799)	86,408
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenues are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $1.1 billion, $1.2 billion, and $1.3 billion for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)The cost of credit card rewards and rebates of $1.3 billion, $1.5 billion and $1.4 billion for the years ended December 31, 2020, 2019 and 2018, respectively, are presented net against the related revenues.
(5) In 2020, we changed the classification of certain fees within trust and investment management fees. Prior periods have been revised to conform with the current period presentation.
We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenues are generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time.

DEPOSIT-RELATED FEES are earned in connection with depository accounts for commercial and consumer customers and include fees for account charges, overdraft services, cash network fees, wire transfer and other remittance fees, and safe deposit box fees. Account charges include fees for periodic account maintenance activities and event-driven services such as stop payment fees. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft. Cash network fees are earned for processing ATM transactions, and our obligation is completed upon settlement of ATM transactions. Wire transfer and other remittance fees consist of fees earned for providing funds transfer services and issuing cashier’s checks and money orders. Our obligation is satisfied at the time of the performance of the funds transfer service or upon issuance of the cashier’s check or money order. Safe deposit box fees are generally recognized over time as we provide the services.

BROKERAGE FEES are earned for providing brokerage services and include fees earned on asset-based and transactional brokerage accounts, as well as other brokerage services.
Asset-based revenues are charged based on the market value of the client’s assets. The services and related obligations associated with certain of these revenues, which include investment advice, active management of client assets, and assistance with selecting and engaging a third-party advisory manager, are generally satisfied over a month or quarter. The remaining revenues include trailing commissions which are earned for selling shares to investors. Our obligation associated with earning trailing commissions is satisfied at the time shares are sold. However, these fees are received and recognized over time during the period the customer owns the shares and we remain the broker of record. The amount of trailing commissions is variable based on the length of time the customer holds the shares and on changes in the value of the underlying assets.
Transactional revenues are earned for executing transactions at the client’s direction. Our obligation is generally satisfied upon the execution of the transaction and the fees are based on the size and number of transactions executed.
Other revenues earned from other brokerage advisory services include omnibus and networking fees received from mutual fund companies in return for providing record keeping and other administrative services, and annual account maintenance fees charged to customers.

TRUST AND INVESTMENT MANAGEMENT FEES are earned for providing trust, investment management and other related services.
Investment management services include managing and administering assets, including mutual funds, and institutional separate accounts. Fees for these services are generally determined based on a tiered scale relative to the market value of assets under management (AUM). In addition to AUM, we have client assets under administration (AUA) that earn various administrative fees which are generally based on the extent of the services provided to administer the account. Services with AUM and AUA-based fees are generally satisfied over time.
Trust services include acting as a trustee or agent for corporate trust, personal trust, and agency assets. Obligations for trust services are generally satisfied over time, while obligations for activities that are transactional in nature are satisfied at the time of the transaction.
Other related services include the custody and safekeeping of accounts. Our obligation for these services is generally satisfied over time.
INVESTMENT BANKING FEES are earned for underwriting debt and equity securities, arranging syndicated loan transactions and performing other advisory services. Our obligation for these services is generally satisfied at closing of the transaction.

CARD FEES include credit and debit card interchange and network revenues and various card-related fees. Credit and debit card interchange and network revenues are earned on credit and debit card transactions conducted through payment networks such as Visa, MasterCard, and American Express. Our obligation is satisfied concurrently with the delivery of services on a daily basis. Other card fees represent late fees, cash advance fees, balance transfer fees, and annual fees.